JPMorgan Core Bond Portfolio Expense Example - JPMorgan Core Bond Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	725
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	$ 1,024